Steben & Company, Inc. 9711 Washingtonian Blvd., Suite 400 Gaithersburg, MD 20878	240.631.7600 T 240.631.9595 F www.steben.com

February 22, 2016

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Alternative Investment Funds (the “Trust”) File Nos. 811-22880 and 333-190813

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and on behalf of Steben Managed Futures Strategy Fund (the “Fund”), a series of the Trust, is the Trust’s Post-Effective Amendment No. 7 to the registration statement on Form N-1A (“PEA 7”). PEA 7 transmitted with this letter contains a conformed signature page, the manually executed original of which is maintained at the office of the Trust.

The purpose of PEA 7 is to include in the Trust’s registration statement on Form N-1A the revised Prospectus and Statement of Additional Information of the Fund that reflect the comments received by the Securities and Exchange Commission Staff regarding the increase to the investment advisory fee rate and the retention of three new trading advisors for the Fund.

PEA 7 elects to become effective on March 1, 2016 and designates prior Post-Effective Aamendment No. 4 to become effective on such date.

Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,

/s/ Francine Rosenberger
Francine J. Rosenberger

cc:	George J. Zornada

K&L Gates LLP